Fair Value Measurements, Financial Assets Measured at Fair Value on Recurring Basis (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Marketable Securities [Member]
Financial Assets Measured at Fair Value [Abstract]
Estimated Fair Value	$ 9,851
Corporate Bonds [Member]
Financial Assets Measured at Fair Value [Abstract]
Estimated Fair Value	7,623
U.S. Treasury Securities [Member]
Financial Assets Measured at Fair Value [Abstract]
Estimated Fair Value	2,228
Recurring [Member]
Financial Assets Measured at Fair Value [Abstract]
Amortized Cost	10,077
Gross Unrealized Gains	12
Gross Unrealized Losses	(129)
Estimated Fair Value	9,960
Recurring [Member] | Level 1 [Member] | Money Market Funds [Member]
Financial Assets Measured at Fair Value [Abstract]
Amortized Cost	109	[1]
Gross Unrealized Gains	0	[1]
Gross Unrealized Losses	0	[1]
Estimated Fair Value	109	[1]
Recurring [Member] | Level 2 [Member] | Marketable Securities [Member]
Financial Assets Measured at Fair Value [Abstract]
Amortized Cost	9,968
Gross Unrealized Gains	12
Gross Unrealized Losses	(129)
Estimated Fair Value	9,851
Recurring [Member] | Level 2 [Member] | Corporate Bonds [Member]
Financial Assets Measured at Fair Value [Abstract]
Amortized Cost	7,742
Gross Unrealized Gains	6
Gross Unrealized Losses	(125)
Estimated Fair Value	7,623
Recurring [Member] | Level 2 [Member] | U.S. Treasury Securities [Member]
Financial Assets Measured at Fair Value [Abstract]
Amortized Cost	2,226
Gross Unrealized Gains	6
Gross Unrealized Losses	(4)
Estimated Fair Value	$ 2,228

[1]	Included in cash and cash equivalents in the Consolidated Balance Sheet at December 31, 2022